09.30 Fidelity Passive Factor ETFs Combo PRO-02 | Fidelity® Quality Factor ETF
Fund Summary Fund:<br/>Fidelity® Quality Factor ETF
Investment Objective
The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Quality Factor Index℠.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Quality Factor ETF}	09.30 Fidelity Passive Factor ETFs Combo PRO-02 Fidelity® Quality Factor ETF USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Quality Factor ETF}	09.30 Fidelity Passive Factor ETFs Combo PRO-02 Fidelity® Quality Factor ETF Fidelity Quality Factor ETF-Default
Management fee	0.29%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.29%	[1]
[1]	Based on historical expenses, adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the example. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Quality Factor ETF}	09.30 Fidelity Passive Factor ETFs Combo PRO-02 Fidelity® Quality Factor ETF Fidelity Quality Factor ETF-Default USD ($)
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Fidelity U.S. Quality Factor Index℠, which is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with a higher quality profile than the broader market.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares are listed on NYSE Arca, Inc. (NYSE Arca) and trade at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
  Quality Stocks. Although the fund’s underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with a higher quality profile than the broader market, there is no guarantee that this methodology will be successful or that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	6.59%	March 31, 2017
Lowest Quarter Return	2.89%	June 30, 2017
Year-to-Date Return	10.43%	September 30, 2018

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity® Quality Factor ETF} - 09.30 Fidelity Passive Factor ETFs Combo PRO-02 - Fidelity® Quality Factor ETF	Past 1 year	Since Inception [1]	Inception Date
Fidelity Quality Factor ETF-Default			Sep. 12, 2016
Fidelity Quality Factor ETF-Default | Return Before Taxes	22.81%	20.65%
Fidelity Quality Factor ETF-Default | After Taxes on Distributions	22.32%	20.18%	Sep. 12, 2016
Fidelity Quality Factor ETF-Default | After Taxes on Distributions and Sales	13.24%	15.78%	Sep. 12, 2016
Fidelity U.S. Quality Factor Index℠(reflects no deduction for fees, expenses, or taxes)	23.23%	21.06%
Russell 1000® Index(reflects no deduction for fees, expenses, or taxes)	21.69%	20.20%
[1]	From September 12, 2016